NET LOSS PER SHARE - Securities that have been excluded from the calculation of weighted-average shares for diluted earnings per share (Details) shares in Thousands	12 Months Ended
Dec. 31, 2024 shares
NET LOSS PER SHARE
Warrants	15,148